DERIVATIVE INSTRUMENTS - INCOME STATEMENT RELATED DISCLOSURES (Details) - Derivatives not designated as hedging instruments: - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 56,705	$ (7,412)	$ (34,175)
Energy Services | Physical commodity contracts | Operating revenues
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	1,163	(5,732)	(9,311)
Energy Services | Physical commodity contracts | Natural gas purchases
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(3,366)	(521)	(197)
Energy Services | Financial commodity contracts | Natural gas purchases
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	58,949	(643)	(24,622)
Energy Services | Foreign currency contracts | Natural gas purchases
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(41)	(283)	(379)
Natural Gas Distribution
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(1,826)	(1,774)	11,543
Natural Gas Distribution | Physical commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2,077	5,926	1,232
Natural Gas Distribution | Financial commodity contracts
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(3,903)	(7,700)	1,844
Natural Gas Distribution | Interest rate contract
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	0	0	8,467
Home Services and Other | Interest rate contract | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	$ 0	$ (233)	$ 334